Adjustment items	6 Months Ended
Jun. 30, 2018
Adjustment items
Adjustment items

3)  Adjustment items

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TOTAL and which is reviewed by the main operational decision-making body of the Group, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The organization of the Group's activities is structured around the four followings segments:

-	An Exploration & Production segment;
-	A Gas, Renewables & Power segment including downstream Gas activities, New Energies activities (excluding biotechnologies) and Energy Efficiency division;
-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition the Corporate segment includes holdings operating and financial activities.

Adjustment items

Performance indicators excluding the adjustment items, such as adjusted operating income, adjusted net operating income, and adjusted net income are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items include:

(i)	Special items

Due to their unusual nature or particular significance, certain transactions qualified as "special items" are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii)	The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost.

(iii)	Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for some transactions differences between internal measure of performance used by TOTAL’s management and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

Furthermore, TOTAL, in its trading activities, enters into storage contracts, which future effects are recorded at fair value in Group’s internal economic performance. IFRS precludes recognition of this fair value effect.

The adjusted results (adjusted operating income, adjusted net operating income, adjusted net income) are defined as replacement cost results, adjusted for special items and the effect of changes in fair value.

The detail of the adjustment items is presented in the table below.

ADJUSTMENTS TO OPERATING INCOME

		Exploration	Gas,	Refining	Marketing	Corporate	Total
		&	Renewables	&	&
(M$)		Production	& Power	Chemicals	Services
2nd quarter 2018	Inventory valuation effect	—	—	569	134	—	703
	Effect of changes in fair value	—	16	—	—	—	16
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	—	(424)	—	—	—	(424)
	Other items	(97)	(1)	—	—	—	(98)
Total		(97)	(409)	569	134	—	197
2nd quarter 2017	Inventory valuation effect	—	—	(372)	(54)	—	(426)
	Effect of changes in fair value	—	(27)	—	—	—	(27)
	Restructuring charges	(40)	—	—	—	—	(40)
	Asset impairment charges	(15)	1	—	—	—	(14)
	Other items	(77)	(25)	(39)	(26)	(64)	(231)
Total		(132)	(51)	(411)	(80)	(64)	(738)
1st half 2018	Inventory valuation effect	—	—	531	105	—	636
	Effect of changes in fair value	—	5	—	—	—	5
	Restructuring charges	(53)	—	—	—	—	(53)
	Asset impairment charges	—	(446)	—	—	—	(446)
	Other items	(97)	(93)	—	—	(9)	(199)
Total		(150)	(534)	531	105	(9)	(57)
1st half 2017	Inventory valuation effect	—	—	(289)	(69)	—	(358)
	Effect of changes in fair value	—	(27)	—	—	—	(27)
	Restructuring charges	(40)	—	—	—	—	(40)
	Asset impairment charges	(1,869)	(25)	(50)	—	—	(1,944)
	Other items	(77)	(114)	(65)	(26)	(64)	(346)
Total		(1,986)	(166)	(404)	(95)	(64)	(2,715)

ADJUSTMENTS TO NET INCOME, GROUP SHARE

		Exploration	Gas,	Refining	Marketing	Corporate	Total
		&	Renewables	&	&
(M$)		Production	& Power	Chemicals	Services
2nd quarter 2018	Inventory valuation effect	—	—	436	81	—	517
	Effect of changes in fair value	—	9	—	—	—	9
	Restructuring charges	(44)	(2)	—	—	—	(46)
	Asset impairment charges	—	(236)	—	—	—	(236)
	Gains (losses) on disposals of assets	(2)	—	—	—	—	(2)
	Other items	(71)	(3)	—	—	—	(74)
Total		(117)	(232)	436	81	—	168
2nd quarter 2017	Inventory valuation effect	—	—	(268)	(42)	—	(310)
	Effect of changes in fair value	—	(19)	—	—	—	(19)
	Restructuring charges	(12)	(3)	(39)	—	—	(54)
	Asset impairment charges	(27)	(5)	—	—	—	(32)
	Gains (losses) on disposals of assets	—	—	—	125	—	125
	Other items	(50)	(11)	(26)	(18)	(42)	(147)
Total		(89)	(38)	(333)	65	(42)	(437)
1st half 2018	Inventory valuation effect	—	—	412	60	—	472
	Effect of changes in fair value	—	1	—	—	—	1
	Restructuring charges	(59)	(8)	—	—	—	(67)
	Asset impairment charges	—	(248)	—	—	—	(248)
	Gains (losses) on disposals of assets	(103)	—	—	—	—	(103)
	Other items	(51)	(58)	(17)	—	(9)	(135)
Total		(213)	(313)	395	60	(9)	(80)
1st half 2017	Inventory valuation effect	—	—	(210)	(45)	—	(255)
	Effect of changes in fair value	—	(19)	—	—	—	(19)
	Restructuring charges	(12)	(8)	(39)	—	—	(59)
	Asset impairment charges	(1,641)	(59)	(50)	—	—	(1,750)
	Gains (losses) on disposals of assets	—	—	2,139	125	—	2,264
	Other items	(144)	(78)	(45)	(18)	(42)	(327)
Total		(1,797)	(164)	1,795	62	(42)	(146)